Related party transactions (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Related Party Transactions

Balances payable to related parties are as follows:

	As of March 31,
	2015						2016
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	11,333.1	Rs.	6,902.2	Rs.	18,235.3	Rs.	43,353.7	Rs.	6,827.2	Rs.	50,180.9	US$	757.4
Balances in interest-bearing deposits		10,701.3		1,482.7		12,184.0		701.9		1,176.9		1,878.8		28.4
Accrued expenses and other liabilities		192.5		—		192.5		269.3		—		269.3		4.1

Total	Rs.	22,226.9	Rs.	8,384.9	Rs.	30,611.8	Rs.	44,324.9	Rs.	8,004.1	Rs.	52,329.0	US$	789.9

Balances receivable from related parties are as follows:

	As of March 31,
	2015						2016
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Loans	Rs.	—	Rs.	267.7	Rs.	267.7	Rs.	—	Rs.	38.2	Rs.	38.2	US$	0.6
Other assets		150.4		443.3		593.7		164.5		893.5		1,058.0		16.0

Total	Rs.	150.4	Rs.	711.0	Rs.	861.4	Rs.	164.5	Rs.	931.7	Rs.	1,096.2	US$	16.6

Purchase of property and equipment from related parties for the years ended March 31, 2015 and 2016 were nil. Purchase and sale of investments from Others for the year ended March 31, 2016 were Rs. 35,658.9 million (previous year Rs. 9,326.3 million) and Rs. 3,407.1 million (previous year Rs. 3,374.1 million), respectively. Investment of Others in the Bank’s tier II bonds for the year ended March 31, 2016 were Rs. 900.0 million (previous year Rs. 900.0 million).

Included in the determination of net income are the following significant transactions with related parties:

	March 31,
	2014						2015						2016
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Non-interest revenue-Fees and commissions	Rs.	1,308.1	Rs.	5,351.6	Rs.	6,659.7	Rs.	1,443.7	Rs.	7,108.8	Rs.	8,552.5	Rs.	1,788.3	Rs.	9,578.1	Rs.	11,366.4	US$	171.6
Interest and Dividend revenue		—		110.8		110.8		—		73.4		73.4		—		22.9		22.9		0.3
Interest expense-Deposits		(88.3)		(199.6)		(287.9)		(76.0)		(224.8)		(300.8)		(72.5)		(212.8)		(285.3)		(4.3)
Non-interest expense-Administrative and other		(839.9)		(1,680.0)		(2,519.9)		(1,377.9)		(1,023.0)		(2,400.9)		(2,451.6)		(1,343.1)		(3,794.7)		(57.3)
Non-interest expense-Premises and equipment		(17.2)		(11.7)		(28.9)		(20.4)		(7.2)		(27.6)		(20.5)		(7.6)		(28.1)		(0.4)